CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 53,835,000	$ 32,151,000	$ 160,121,525	$ 97,110,205
Operating Expenses
Salaries, Wages, & Benefits	16,775,000	11,168,000	54,056,847	30,629,414
Aircraft Fuel	8,199,000	7,949,000	29,475,548	23,035,395
Maintenance, materials and repairs	2,933,000	1,559,000	8,602,949	4,377,378
Depreciation and amortization	1,166,000	443,000	2,292,797	609,489
Contracted ground and aviation services	6,903,000	4,853,000	20,506,701	15,607,926
Travel	4,282,000	2,254,000	8,334,474	5,024,758
Insurance	1,633,000	949,000	5,009,477	3,580,377
Aircraft Rent	12,761,000	5,644,000	33,631,717	15,614,081
Other	3,802,000	2,862,000	14,078,145	9,867,929
Total Operating Expenses	58,454,000	37,681,000	175,988,655	108,346,747
Operating Loss	(4,619,000)	(5,530,000)	(15,867,130)	(11,236,542)
Non-Operating Expenses
Foreign Exchange (gain) or loss		1,000		(96,415)
Interest Expense	1,760,000	542,000	4,916,281	1,621,932
Other non-operating expenses				3,058,938
Total Non-Operating Expenses	1,760,000	542,000	4,916,281	4,584,455
Loss before income taxes	(6,379,000)	(6,072,000)	(20,783,411)	(15,820,997)
Income tax expense			2,450	0
Net Loss	(6,379,000)	(6,072,000)	(20,785,861)	(15,820,997)
Net Income attributable to Noncontrolling Interest			224,680
Net Loss attributable to the Company	$ (6,379,000)	$ (6,072,000)	$ (21,010,541)	$ (15,820,997)
Loss per share:
Basic	$ (0.11)	$ (0.11)	$ (0.37)	$ (0.3)
Diluted	$ (0.11)	$ (0.11)	$ (0.37)	$ (0.3)
Weighted average number of shares outstanding	59,234,601	54,490,925	56,763,879	52,074,647
Fully diluted shares outstanding	59,234,601	54,490,925	56,763,879	52,074,647